UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number:	811-22800

Exact Name of Registrant as Specified in Charter:	Delaware Ivy High Income Opportunities Fund

Address of principal executive offices:	610 Market Street Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq. 610 Market Street Philadelphia, PA 19106

Registrant’s telephone number:	(800) 523-1918

Date of fiscal year end:	September 30

Date of reporting period:	July 1, 2021 - June 30, 2022

ITEM 1. PROXY VOTING RECORD.

================= Delaware Ivy High Income Opportunities Fund ==================

VANTAGE DRILLING INTERNATIONAL

Ticker:       VTDRF          Security ID:  G9325C105
Meeting Date: SEP 22, 2021   Meeting Type: Annual
Record Date:  AUG 24, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Thomas R. Bates, Jr.     For       For          Management
1.2   Elect Director Richard B. Aubrey, III   For       Against      Management
1.3   Elect Director Paul A. Gordon           For       Against      Management
1.4   Elect Director Nils E. Larsen           For       For          Management
1.5   Elect Director Ihab M. Toma             For       Against      Management
1.6   Elect Director L. Spencer Wells         For       For          Management

==========------------------- END N-PX REPORT ===================================

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE IVY HIGH INCOME OPPORTUNITIES FUND

By:	Shawn K. Lytle
Name:	Shawn K. Lytle
Title:	President/ Chief Executive Officer
Date:	August 25, 2022